1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

August 9, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Multi-Manager Alternative Fund

Post-Effective Amendment No. 1

Securities Act File No. 333-218923

Investment Company Act File No. 811-22671

Ladies and Gentlemen:

On behalf of AB Multi-Manager Alternative Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”). As discussed with the staff of the Division of Investment Management, the purpose of this Amendment is to include the section titled “Performance of Similarly Managed Accounts.” Consequently, on behalf of the Fund, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Eric Freed, Esq., AllianceBernstein L.P.

P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

Stephanie P. Albano, Esq., Willkie Farr & Gallagher LLP

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